Commitments and Contingencies (Details) - USD ($)	Mar. 14, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Loss contingency accrual amount		$ 1,400,000	$ 1,600,000	$ 1,400,000
Broadspire Services, Inc [Member]
Loss Contingencies [Line Items]
Settlement payment received	$ 15,000,000
Covington and Burling L L P [Member]
Loss Contingencies [Line Items]
Settlement payment made	$ 10,300,000
Indemnification Agreement [Member]
Loss Contingencies [Line Items]
Loss contingency liability associated with recorded to date		$ 0